PROPERTY AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related Accumulated Depreciation) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 726
Balance at end of year	473
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,847
Additions during year	116
Deletions during year	0
Balance at end of year	4,963
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	244
Additions during year	8
Deletions during year	0
Balance at end of year	252
Cost [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	961
Additions during year	101
Deletions during year	0
Balance at end of year	1,062
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,606
Additions during year	7
Deletions during year	0
Balance at end of year	1,613
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,036
Additions during year	0
Deletions during year	0
Balance at end of year	2,036
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,121
Additions during year	369
Deletions during year	0
Balance at end of year	4,490
Accumulated depreciation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	138
Additions during year	27
Deletions during year	0
Balance at end of year	165
Accumulated depreciation [member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	712
Additions during year	108
Deletions during year	0
Balance at end of year	820
Accumulated depreciation [member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,578
Additions during year	20
Deletions during year	0
Balance at end of year	1,598
Accumulated depreciation [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,693
Additions during year	214
Deletions during year	0
Balance at end of year	1,907
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	726
Balance at end of year	473
Net Book Value [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	106
Balance at end of year	87
Net Book Value [Member] | Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	249
Balance at end of year	242
Net Book Value [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	28
Balance at end of year	15
Net Book Value [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	343
Balance at end of year	$ 129